Equity-accounted investee - Reconciliation of carrying amount (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)
Reconciliation [Abstract]
Carrying amount in the statement of financial position, beginning of year before restructuring	$ 0
Carrying amount in the statement of financial position, end of year	230,502
JV Inkai Associate [Member]
Disclosure of significant investments in associates [Line Items]
Cameco's share of net assets, beginning of year before restructuring	236,857
Adjustments	(75,257)	[1]
Reconciliation [Abstract]
Carrying amount in the statement of financial position, beginning of year before restructuring	161,600
Share of net earnings	26,525
Gain on restructuring	43,120
Impact of foreign exchange	(6,539)
Adjustments	5,796	[2]
Carrying amount in the statement of financial position, end of year	$ 230,502

[1]

In addition to its proportionate share of earnings from JV Inkai, Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical diffe rences in accounting policies. This amount is amortized to earnings over units of production.

[2]

Following the restructuring, in addition to the adjustments noted in (a), Cameco also amortize s the fair values assigned to assets and liabilities at the time of the restructuring over units of production.